Income Taxes	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 10 – INCOME TAXES

Prior to the legal reorganization on February 4, 2021, certain Carve-out entities did not file separate tax returns as they were included in the consolidated tax reporting of other Parent entities, within the respective entity’s tax jurisdiction. Accordingly, the income tax provision included in these carve out financial statements was calculated using a method consistent with a separate return basis, as if the Carve-out business had been a separate taxpayer. As of September 30, 2020, all amounts related to the Company’s tax positions are recognized on the Carve Out Balance Sheet. Income taxes are accounted for under the asset and liability method.

In the jurisdictions where the Carve-out business entities were included in the consolidated tax reporting of other Parent entities, the current tax payable or tax receivable of the Carve-out business represents the income tax to be paid or to be received from the e Parent Group. For the purpose of these carve out financial statements, it was assumed that only the current year was outstanding. For the years ended December 31, 2019, and 2018, the income tax benefit of the Carve-out business amounting to $0, and $2,510,000, respectively, is included within movements in net transfers from parent, in the Carve Out Statements of Changes in Net Parent Investment.

Income tax benefit consists of the following components for the years ended December 31:

	2019	2018
Current tax benefit	$-	$
The Federal	-		1,926,000
State	-		584,000
Total	-		2,510,000

Deferred tax benefit
The Federal	-		-
State	-		-
Total	-		-
Total income tax benefit	$-		$2,510,000

The following table summarizes the principal components of deferred tax assets and liabilities of the Company at December 31:

	2019	2018
Deferred income tax assets:	$-	$
Allowance for bad debts	126,000		3,000
Stock-based compensation expense	773,000		502,000
Interest expense limitation carryover	75,000
Contribution carryover	3,000
Accrued expenses	204,000
Net operating loss carry forwards	7,657,000		3,754,000
Total	8,838,000		4,259,000

Deferred income tax liabilities:
Property and equipment	(49,000)		(29,000)
Intangible assets	(478,000)		(219,000)
Total	(527,000)		(248,000)

Net deferred income tax assets	8,311,000		4,011,000
Valuation allowance	(8,311,000)		(4,011,000)
Total income tax benefit	$-		$-

A reconciliation of income tax benefit computed using The Federal statutory tax rate to the Company’s income tax benefit is as follows for the years ended December 31:

	2019	2018
Income tax benefit calculated at The Federal statutory rate	21.00%	21.00%
Fair market adjustment derivatives	1.35%	13.84%
Amortization of debt discount	0.00%	(4.77)%
Current state income tax expense (net of federal benefit)	0.00%	5.79%
Change in valuation allowance	(21.19)%	(4.22)%
Other	(1.16)%	(0.15)%
Total income tax benefit	0.00%	31.49%

All percentages are calculated as a percentage of pretax income for each respective year.